Contingent Liabilities And Commitments Details of contingent liabilities (Details) ₩ in Millions		12 Months Ended
		Dec. 31, 2017 KRW (₩)	Dec. 31, 2016 KRW (₩)	Dec. 31, 2015 KRW (₩)
Disclosure of contingent liabilities [Line Items]
Loan commitments		₩ 80,760,325	₩ 83,795,496
Gains and losses on litigation settlements	[1]			₩ 132,784
Description of gain related to litigation settlement				The Group (Woori Bank), along with other 13 financial institutions including the Seoul Guarantee Insurance, filed a lawsuit against Samsung Group and its associates as a defendant in respect to the return of the fund that was guaranteed for the filing of court administration of Samsung Motors. With respect to the lawsuit, on January 29, 2015, the Supreme Court of Korea made the final judgment that the dependant should pay the guaranteed funds to the Group and other financial institutions. The Group recognized 132,784 million Won, as a gain for the year ended December 31, 2015, in accordance with IAS 37 – Provisions, Contingent liabilities and Contingent assets.
Confirmed guarantees
Disclosure of contingent liabilities [Line Items]
Total of confirmed guarantees		6,875,021	8,270,187
Guarantee for loans
Disclosure of contingent liabilities [Line Items]
Total of confirmed guarantees		157,299	79,566
Acceptances
Disclosure of contingent liabilities [Line Items]
Total of confirmed guarantees		320,519	504,354
Letters of guarantees
Disclosure of contingent liabilities [Line Items]
Total of confirmed guarantees		108,238	97,606
Other confirmed guarantees
Disclosure of contingent liabilities [Line Items]
Total of confirmed guarantees		6,288,965	7,588,661
Unconfirmed guarantees
Disclosure of contingent liabilities [Line Items]
Total of unconfirmed guarantees		4,526,593	5,101,701
Local letter of credit
Disclosure of contingent liabilities [Line Items]
Total of unconfirmed guarantees		383,117	397,588
Letter of credit
Disclosure of contingent liabilities [Line Items]
Total of unconfirmed guarantees		3,637,787	3,844,345
Other unconfirmed guarantees
Disclosure of contingent liabilities [Line Items]
Total of unconfirmed guarantees		505,689	859,768
CP purchase commitments and others
Disclosure of contingent liabilities [Line Items]
Commercial paper puchase and others commitments		1,458,101	1,389,896
Loan commitments
Disclosure of contingent liabilities [Line Items]
Loan commitments		80,760,325	83,795,496
Other commitments
Disclosure of contingent liabilities [Line Items]
Other commitments		₩ 4,546,090	₩ 4,840,593
Law suits as plaintiff in the normal course of the business [Member]
Disclosure of contingent liabilities [Line Items]
Number of cases as plaintiffs		83	88
Amount of litigation as plaintiff		₩ 413,267	₩ 308,848
Law suits as defendant in the normal course of the business [Member]
Disclosure of contingent liabilities [Line Items]
Number of cases as defendants		155	175
Amount of litigation as defendant		₩ 244,767	₩ 246,465
Allowance for litigations		₩ 9,277	₩ 5,946
Other
Disclosure of contingent liabilities [Line Items]
Indication of uncertainties of amount or timing of outflows contingent liabilities		The Group provides clearance services for payments in Korean Won in order to facilitate trade transactions between Korea and Iran. In connection with these services, the Group is currently being investigated by US government agencies including US prosecutors(United States Attorney’s Office and New York State Attorney General’s Office) as to whether the Group has violated United States laws by participating in prohibited transactions involving countries sanctioned by the US. The Group has decided not to disclose the required disclosures stated in IAS 37 ‘Provisions, Contingent Liabilities and Contingent Assets’ as such information may adversely affect the current investigation against the Group.

[1]	Others include the receipt of guaranteed payment, which was amounting to 132,784 million Won, during the year ended December 31, 2015 that the Group received in accordance with the final irrevocable verdict for the payment of commitment (Note 44).